Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001

Dear Shareholder:
The U.S. economy weakened significantly during the year ended December 31, 2001. The terrorist attacks on September 11 accentuated the decline in business and consumer activity. Almost immediately after the attacks, many companies, led by the airlines and many other companies, announced major layoffs. The unemployment rate jumped from 4.9 to 5.8 percent between September and December. The largest job loss in 20 years was reported in October. In December, the National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

The Federal Reserve Board responded to the attacks by lowering short-term interest rates by 50 basis points each in September, October and November. Subsequently, the Fed cut rates another 25 basis points in December. This cut, the eleventh in 2001, brought the federal funds rate to 1.75 percent, its lowest level since 1961. These monetary actions appear to have laid the groundwork for an economic recovery.

Within the fixed-income markets, yields on short-term maturities declined the most and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. On October 31, the Treasury stunned the securities markets by announcing the cessation of the 30-year bond auction. The long end of the market promptly responded with an unprecedented rally that lowered interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on the perception that the economy would begin to recover sooner than previously anticipated.

Municipal Market Conditions
Over the past 12 months changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 30-year insured municipal bond index, which stood at 5.27 percent in December 2000, fell to 5.04 percent by October 2001. Expectation of economic recovery caused bond prices to decline and the index retreated to 5.36 percent at the end of the year.

The ratio of municipal yields to U.S. Treasury yields is used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year U.S. Treasuries fell from 97 percent in December 2001 to 94 percent at the end of August. However, following
September 11 and the Treasury announcement, the ratio jumped to 104 percent in October before falling back to 98 percent at the end of December. In the 10-year maturity range, the ratio soared from 83 percent in August to 95 percent in October before falling back to 90 percent in December.

Morgan Stanley New York Tax-Free Income Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

The change in the slope of the yield curve was a major force in the fixed-income markets for the past year. Since the Fed started lowering short-term rates aggressively in January, the municipal yield curve between one and 30-year maturities steepened from 125 to 350 basis points.

Lower interest rates also led to a rebound in new-issue volume. During 2001, underwriting surged 43 percent, to $286 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1992-2001

              INSURED            U.S.         INSURED MUNICIPAL YIELDS/
          MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/91             6.60%            7.39%                        89.31%
3/31/92              6.75%            7.96%                        84.80%
6/30/92              6.40%            7.77%                        82.37%
9/30/92              6.40%            7.38%                        86.72%
12/31/92             6.30%            7.39%                        85.25%
3/31/93              6.00%            6.92%                        86.71%
6/30/93              5.65%            6.67%                        84.71%
9/30/93              5.35%            6.02%                        88.90%
12/31/93             5.40%            6.34%                        85.17%
3/31/94              6.40%            7.09%                        90.27%
6/30/94              6.50%            7.61%                        85.41%
9/30/94              6.55%            7.81%                        83.87%
12/30/94             6.75%            7.88%                        85.66%
3/31/95              6.15%            7.43%                        82.77%
6/30/95              6.10%            6.62%                        92.15%
9/29/95              5.95%            6.48%                        91.82%
12/29/95             5.35%            5.94%                        90.07%
3/29/96              5.85%            6.66%                        87.84%
6/28/96              5.90%            6.89%                        85.63%
9/30/96              5.70%            6.93%                        82.25%
12/31/96             5.60%            6.63%                        84.46%
3/31/97              5.90%            7.10%                        83.10%
6/30/97              5.60%            6.78%                        82.60%
9/30/97              5.40%            6.40%                        84.38%
12/31/97             5.15%            5.92%                        86.99%
3/31/98              5.25%            5.93%                        88.53%
6/30/98              5.20%            5.65%                        92.04%
9/30/98              4.95%            5.00%                        99.00%
12/31/98             5.05%            5.10%                        99.02%
3/31/99              5.15%            5.63%                        91.47%
6/30/99              5.47%            5.96%                        91.78%
9/30/99              5.83%            6.05%                        96.36%
12/31/99             5.97%            6.48%                        92.13%
3/31/00              5.82%            5.83%                        99.83%
6/30/00              5.84%            5.90%                        98.98%
9/30/00              5.74%            5.89%                        97.45%
12/31/00             5.27%            5.46%                        96.52%
3/31/01              5.26%            5.44%                        96.69%
6/30/01              5.35%            5.76%                        92.88%
9/30/01              5.20%            5.42%                        95.94%
12/31/01             5.36%            5.47%                        97.99%

Source: Municipal Market Data A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
For the 12-month period ended December 31, 2001, Morgan Stanley New York Tax-Free Income Fund's Class B shares returned 3.26 percent compared to 5.13 percent for the Lehman Brothers Municipal Bond Index. The Fund's A, C and D shares returned 4.08 percent, 3.33 percent and 4.04 percent, respectively. Total return figures assume the reinvestment of all dividends and distributions but do not reflect applicable

Morgan Stanley New York Tax-Free Income Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

sales charges. The performance of the Fund's four share classes varies because of differing expenses. The accompanying charts compares the Fund's performance to that of the Lehman Index.

Portfolio Structure
The Fund's net assets of $134 million were diversified among 12 long-term sectors and 39 credits. More than 90 percent of the long-term portfolio is rated A or better. At the end of December the portfolio's average maturity was 18 years. Average duration of the portfolio, a measure of sensitivity to interest rate changes, was 8.2 years. Generally, a portfolio with a longer duration will have greater price volatility. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also shown.

Looking Ahead
As the year came to a close there were clear signs that the financial markets and economy would enter 2002 with brighter prospects. An array of leading indicators suggest the economic trough could occur sooner than previously forecast. The relationship between high-grade tax-exempts and U.S. Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

We appreciate your ongoing support of Morgan Stanley New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001 CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 2001
(% OF NET ASSETS)

EDUCATION           14%
GENERAL OBLIGATION  12%
TRANSPORTATION      12%
ELECTRIC            10%
WATER & SEWER        9%
MORTGAGE             8%
IDR/PCR*             7%
REFUNDED             6%
HOSPITAL             5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA  35%
Aa or AA    36%
A or A      21%
Baa or BBB   5%
N/R          3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

1-5 YEARS     8.6%
5-10 YEARS    8.5%
10-20 YEARS  43.6%
20-30 YEARS  33.8%
30 + YEARS    5.5%

WEIGHTED AVERAGE MATURITY: 18 YEARS
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

                      Call and Cost (Book) Yield Structure
                         (Based on Long-Term Portfolio)
                               December 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE
WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS YEARS BONDS CALLABLE

2002   13%
2003    3%
2004    7%
2005    6%
2006   11%
2007    2%
2008   13%
2009    4%
2010   15%
2011    6%
2012+  20%

COST (BOOK) YIELD*
WEIGHTED AVERAGE BOOK YIELD: 6.0%

2002   7.1%
2003   7.9%
2004   5.7%
2005   6.6%
2006   6.5%
2007   5.6%
2008   5.3%
2009   5.5%
2010   5.7%
2011   5.0%
2012+  5.8%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.1% ON 13% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
FUND PERFORMANCE / / DECEMBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

                  FUND     LEHMAN(4)
December 1991     $10,000    $10,000
December 1992     $10,870    $10,882
December 1993     $12,144    $12,218
December 1994     $11,205    $11,586
December 1995     $13,063    $13,609
December 1996     $13,431    $14,212
December 1997     $14,563    $15,518
December 1998     $15,338    $16,524
December 1999     $14,636    $16,184
December 2000     $16,231    $18,075
December 2001  $16,760(3)    $19,001

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                          Average Annual Total Returns
   -----------------------------------------------------------------------------------------------------------
                    Class A Shares*                                          Class B Shares**
   --------------------------------------------------       --------------------------------------------------
   Period Ended 12/31/01                                    Period Ended 12/31/01
   -----------------------------                            -----------------------------
   1 Year                         4.08%(1)  (0.34)%(2)      1 Year                         3.26%(1)  (1.69)%(2)
   Since Inception (7/28/97)      4.45%(1)   3.43%(2)       5 Years                        4.53%(1)   4.20%(2)
                                                            10 Years                       5.30%(1)   5.30%(2)

                  Class C Shares+                                     Class D Shares#
   ----------------------------------------------      ----------------------------------------------
   Period Ended 12/31/01                               Period Ended 12/31/01
   -------------------------                           -------------------------
   1 Year                     3.33%(1)   2.34%(2)      1 Year                     4.04%(1)
   Since Inception (7/28/97)  3.87%(1)   3.87%(2)      Since Inception (7/28/97)  4.66%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2001.
(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST BAA OR BBB BY MOODY'S INVESTORS
     SERVICE, INC. OR STANDARD POOR'S CORPORATION, RESPECTIVELY, AND WITH MATURITIES OF 2 YEARS OR GREATER. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
#    CLASS D HAS NO SALES CHARGE.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE      DATE       VALUE

--------------------------------------------------------------------------

           New York Tax-Exempt Municipal Bonds+ (96.2%)
           GENERAL OBLIGATION (12.0%)
           Monroe County,
$  1,000     Public Improvement Refg
               1996......................   6.00 %  03/01/13  $  1,119,910
   1,000     Public Improvement Refg
               1996......................   6.00    03/01/15     1,120,000
           New York City,
   2,500     Various Purpose 1973........   3.50    05/01/03     2,532,200
     605     1997 Ser D..................   6.00    08/01/06       607,602
           New York State,
   2,000     Ser 1996 A Refg.............   6.00    07/15/08     2,205,020
   3,500     Ser 1995 B Refg.............   5.70    08/15/13     3,688,440
   5,000   Puerto Rico, Public
            Improvement Refg Ser 1987
            A............................   3.00    07/01/06     4,852,100
--------                                                      ------------
  15,605                                                        16,125,272
--------                                                      ------------
           EDUCATIONAL FACILITIES REVENUE (13.9%)
     500   Hempstead Industrial
             Development Agency, Hofstra
             University Ser 1996
             (MBIA)......................   5.80    07/01/15       527,865
   2,500   New York City Industrial
             Development Agency,
             Polytechnic University
             2000........................   6.00    11/01/20     2,565,875
           New York State Dormitory Authority,
     965     City University Ser 1992
               U.........................   6.375   07/01/08     1,004,015
   3,000     City University Ser 1993
               A.........................   5.75    07/01/09     3,256,561
   1,000     Nassau County BOCES Ser 2001
               (FSA).....................   5.25    08/15/21       989,070
   1,000     New York University Ser 1998
               A (MBIA)..................   5.75    07/01/15     1,095,160
   1,000     New York University Ser 2
               2001(Ambac)...............   5.00    07/01/31       949,070
   3,000     State University Ser 1989
               B.........................   0.00    05/15/05     2,664,330
   2,000     State University Ser 1993
               C.........................   5.375   05/15/13     2,041,600
   2,000     State University 1993 Ser
               A.........................   5.25    05/15/15     2,083,120
     500     University of Rochester Ser
               1993 A....................   5.625   07/01/12       532,420
   1,000     University of Rochester, Ser
               1998 A (MBIA).............   5.00    07/01/23       964,260
--------                                                      ------------
  18,465                                                        18,673,346
--------                                                      ------------
           ELECTRIC REVENUE (9.6%)
           Long Island Power Authority,
   6,000     Ser 2000 A (FSA)............   0.00    06/01/18     2,538,060
   3,000     Ser 1998 A (FSA)............   5.125   12/01/22     2,930,280
   2,000   New York State Power
            Authority, Ser 2000 A........   5.25    11/15/40     1,939,000
           Puerto Rico Electric Power Authority,
   5,000     Power Ser O.................   5.00    07/01/12     5,014,900
     400     Power Ser X.................   6.00    07/01/15       429,720
--------                                                      ------------
  16,400                                                        12,851,960
--------                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE     DATE        VALUE

--------------------------------------------------------------------------

           HOSPITAL REVENUE (4.6%)
           New York State Medical Care Facilities Finance
           Agency,
$  4,575     Hospital & Nursing Home -
               FHA Insured Mtge 1993 Ser
               B.........................   5.50 %  02/15/22  $  4,757,359
   1,500   New York City Industrial
             Development Agency, Staten
             Island University Hospital
             Ser B.......................   6.375   07/01/31     1,480,755
--------                                                      ------------
   6,075                                                         6,238,114
--------                                                      ------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL
           REVENUE (7.4%)
           New York City Industrial Development Agency,
   1,000     Airis JFK Ser 2001A.........   5.50    07/01/28       866,500
   2,000     Brooklyn Navy Yard
               Cogeneration Partners LP
               Ser 1997 (AMT)............   5.75    10/01/36     1,935,620
   6,000   New York State Energy
             Research & Development
             Authority, Brooklyn Union
             Gas Co 1991 Ser A (AMT).....  11.47++  07/01/26     7,102,500
--------                                                      ------------
   9,000                                                         9,904,620
--------                                                      ------------
           MORTGAGE REVENUE - MULTI-FAMILY (8.0%)
           New York City Housing Development Corporation,
   2,084     East Midtown Proj - FHA Ins
               Sec 223...................   6.50    11/15/18     2,190,369
   2,118     Ruppert Proj - FHA Ins Sec
               223.......................   6.50    11/15/18     2,225,872
   6,000   New York State Housing Finance
            Agency, 1996 Ser A Refg
            (FSA)........................   6.10    11/01/15     6,310,139
--------                                                      ------------
  10,202                                                        10,726,380
--------                                                      ------------
           NURSING & HEALTH RELATED FACILITIES
           REVENUE (3.3%)
           New York State Medical Care Facilities Finance
           Agency,
   2,295     Long Term Health Care 1992
               Ser D (FSA)...............   6.50    11/01/15     2,411,173
   2,000     Mental Health Services 1993
               Ser F Refg................   5.25    02/15/19     1,979,840
--------                                                      ------------
   4,295                                                         4,391,013
--------                                                      ------------
           PUBLIC FACILITIES REVENUE (1.1%)
     500   New York City Cultural
             Resources Trust, The New
             York Botanical Garden Ser
             1996 (MBIA).................   5.75    07/01/16       529,300
   1,035   New York City Industrial
             Development Agency, Royal
             Charter Properties - The New
             York & Presbyterian Hospital
             Parking Ser 2001 (FSA)......   5.25    12/15/32     1,010,377
--------                                                      ------------
   1,535                                                         1,539,677
--------                                                      ------------
           TRANSPORTATION FACILITIES REVENUE (12.2%)
     400   Buffalo & Fort Erie Public
             Bridge Authority, Toll
             Bridge Ser 1995 (MBIA)......   5.75    01/01/25       410,588
           New York State Thruway Authority,
     500     Local Highway & Bridge 2000
               A (FSA)...................   6.00    04/01/16       544,885
     500     Local Highway & Bridge Ser
               2001 B (MBIA).............   5.25    04/01/17       507,200
   3,000     Local Highway & Bridge Ser
               2000A.....................   5.25    04/01/20     2,992,770
   3,000   Port Authority of New York &
            New Jersey, Cons 121 Ser
            (MBIA).......................   5.125   10/15/30     2,944,410

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE     DATE        VALUE

--------------------------------------------------------------------------

           Triborough Bridge & Tunnel Authority,
$  2,000     Refg Ser 1998 A (MBIA)......   4.75 %  01/01/24  $  1,836,220
   3,000     Ser 2001A...................   5.00    01/01/32     2,822,700
           Puerto Rico Highway & Transportation Authority,
   2,000     Refg Ser X..................   5.50    07/01/15     2,114,460
   2,500     Ser 1998 A..................   4.75    07/01/38     2,253,075
--------                                                      ------------
  16,900                                                        16,426,308
--------                                                      ------------
           WATER & SEWER REVENUE (9.3%)
           New York City Municipal Water Finance Authority,
   3,000     1998 Ser D..................   4.75    06/15/25     2,738,580
   3,000     2001 Ser B..................   5.125   06/15/31     2,900,400
   2,000   New York State Environmental
             Facilities Corporation,
             Clean Drinking Water Ser
             1998 C......................   5.00    06/15/19     1,970,200
     500   Oneida-Herkimer Solid Waste
            Management Authority,
            Ser 1992.....................   6.65    04/01/05       526,445
   4,000   Suffolk Country Industrial
             Development Agency,
             Southwest Sewer Ser 1994
             (FGIC)......................   6.00    02/01/08     4,384,400
--------                                                      ------------
  12,500                                                        12,520,025
--------                                                      ------------
           OTHER REVENUE (9.2%)
           New York City Transitional Finance Authority,
   2,000     2001 Ser A..................   5.375   02/15/22     2,006,840
   5,000     2000 Ser C..................   5.50    11/01/29     5,062,500
   5,000   New York Local Government
            Assistance Corporation,
            Ser 1993 C...................   5.50    04/01/17     5,297,100
--------                                                      ------------
  12,000                                                        12,366,440
--------                                                      ------------
           REFUNDED (5.6%)
   2,905   New York State Dormitory
             Authority, Suffolk County
             Judicial Ser 1986 (ETM).....   7.375   07/01/16     3,493,727
   4,000   Puerto Rico Infrastructure
            Financing Authority, 2000 Ser
            A (ETM)......................   5.375   10/01/24     4,074,720
--------                                                      ------------
   6,905                                                         7,568,447
--------                                                      ------------
 129,882   Total New York Tax-Exempt Municipal Bonds
            (COST $121,884,771).............................   129,331,602
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE     DATE        VALUE

--------------------------------------------------------------------------

           Short Term New York Tax-Exempt Municipal Obligations (2.8%)
$  1,100   New York State Dormitory
             Authority, Cornell
             University Ser 1990 B
             (Demand 01/02/02)...........   1.85*%  07/01/23  $  1,100,000
   2,660   Jay Street Development
             Corporation, Courts Facility
             2001 Ser A-3
             (Demand 01/02/02)...........   1.75*   05/01/20     2,660,000
                                                              ------------
           Total Short-Term New York Tax Exempt Municipal
   3,760    Obligations
            (COST $3,760,000)...............................
                                                                 3,760,000
                                                              ------------

          Total Investments
$133,642   (COST $125,644,771) (a)......       99.0%      133,091,602
          Other Assets In Excess Of
           Liabilities..................        1.0         1,353,798
                                              -----      ------------
          Net Assets....................      100.0%     $134,445,400
                                              =====      ============

---------------------

   AMT  ALTERNATIVE MINIMUM TAX.
   ETM  ESCROWED TO MATURITY.
   *    CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
   +    PUERTO RICO ISSUES REPRESENT 13.9% OF NET ASSETS.
   ++ CURRENT COUPON RATE FOR RESIDUAL INTEREST BONDS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SHORT-TERM SECURITIES FLUCTUATES.
   (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,199,573 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $752,742, RESULTING IN NET UNREALIZED APPRECIATION OF $7,446,831.

BOND INSURANCE:
Ambac  Ambac Assurance Corporation
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2001

Assets:
Investments in securities, at value (cost
 $125,644,771)....................................  $133,091,602
Cash..............................................       67,814
Receivable for:
  Interest........................................    1,820,166
  Shares of beneficial interest sold..............       23,924
Prepaid expenses and other assets.................        7,018
                                                    -----------
    Total Assets..................................  135,010,524
                                                    -----------
Liabilities:
Payable for:
  Dividends and distributions to shareholders.....      280,292
  Distribution fee................................       78,123
  Investment management fee.......................       63,067
  Shares of beneficial interest repurchased.......       24,745
Accrued expenses..................................      118,897
                                                    -----------
    Total Liabilities.............................      565,124
                                                    -----------
    Net Assets....................................  $134,445,400
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $126,317,058
Net unrealized appreciation.......................    7,446,831
Accumulated undistributed net investment income...      668,212
Accumulated undistributed net realized gain.......       13,299
                                                    -----------
    Net Assets....................................  $134,445,400
                                                    ===========
Class A Shares:
Net Assets........................................   $3,083,981
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      268,901
    Net Asset Value Per Share.....................  $     11.47
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $     11.98
                                                    ===========
Class B Shares:
Net Assets........................................  $117,519,349
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   10,232,683
    Net Asset Value Per Share.....................  $     11.48
                                                    ===========
Class C Shares:
Net Assets........................................   $3,556,777
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      310,349
    Net Asset Value Per Share.....................  $     11.46
                                                    ===========
Class D Shares:
Net Assets........................................  $10,285,293
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      897,255
    Net Asset Value Per Share.....................  $     11.46
                                                    ===========

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2001

Net Investment Income
Interest Income...................................  $7,388,866
                                                    ----------
Expenses
Distribution fee (Class A shares).................       5,041
Distribution fee (Class B shares).................     900,354
Distribution fee (Class C shares).................      19,385
Investment management fee.........................     744,859
Transfer agent fees and expenses..................      56,031
Professional fees.................................      53,667
Shareholder reports and notices...................      52,485
Trustees' fees and expenses.......................      19,961
Registration fees.................................      12,047
Custodian fees....................................       7,640
Other.............................................      10,839
                                                    ----------
    Total Expenses................................   1,882,309

Less: expense offset..............................      (7,622)
                                                    ----------
    Net Expenses..................................   1,874,687
                                                    ----------
    Net Investment Income.........................   5,514,179
                                                    ----------

Net Realized and Unrealized Gain (Loss):
Net realized gain.................................     181,968
Net change in unrealized appreciation.............  (1,215,524)
                                                    ----------
    Net Loss......................................  (1,033,556)
                                                    ----------
Net Increase......................................  $4,480,623
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2001  DECEMBER 31, 2000
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  5,514,179       $  5,414,645
Net realized gain.......................         181,968            295,981
Net change in unrealized appreciation...      (1,215,524)         7,385,352
                                            ------------       ------------

    Net Increase........................       4,480,623         13,095,978
                                            ------------       ------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................         (93,456)           (25,252)
  Class B shares........................      (4,764,234)        (5,072,983)
  Class C shares........................        (100,442)           (42,507)
  Class D shares........................        (503,040)          (228,428)

Net realized gain*
  Class A shares........................          (7,059)                 -
  Class B shares........................        (320,593)                 -
  Class C shares........................          (8,428)                 -
  Class D shares........................         (28,905)                 -
                                            ------------       ------------
    Total Dividends and Distributions...      (5,826,157)        (5,369,170)
                                            ------------       ------------

Net increase from transactions in shares
 of beneficial interest.................       1,469,483            456,588
                                            ------------       ------------

    Net Increase........................         123,949          8,183,396
Net Assets:
Beginning of period.....................     134,321,451        126,138,055
                                            ------------       ------------
End of Period (Including accumulated
 undistributed net investment income of
 $668,212 and $51,845, respectively)....    $134,445,400       $134,321,451
                                            ============       ============

----------------------------------
*INCLUDES SHORT-TERM GAINS OF:
 CLASS A SHARES.........................    $      1,539                  -
 CLASS B SHARES.........................          58,637                  -
 CLASS C SHARES.........................           1,778                  -
 CLASS D SHARES.........................           5,141                  -
                                            ------------       ------------
  TOTAL SHORT-TERM GAINS................    $     67,095                  -
                                            ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley New York Tax-Free Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter New York Tax-Free Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley New York Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

Morgan Stanley New York Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts approximately totaled $1,651,000 at December 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $76,000 and $330, respectively and received approximately $39,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley New York Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2001 aggregated $13,229,500 and $14,460,735, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,275. At December 31, 2001, the Fund had an accrued pension liability of $56,984 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
As of December 31, 2001, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to market discount retained by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $7,151, accumulated undistributed net realized gain was credited $83 and paid-in-capital was credited $7,068.

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2001, the Fund held positions in residual interest bonds having a total value of $7,102,500 which represents 5.3% of the Fund's net assets.

Morgan Stanley New York Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                     ENDED
                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................   1,435,967  $ 16,896,291      18,870  $    206,123
Reinvestment of dividends and
 distributions................       5,892        68,489       2,035        22,581
Redeemed......................  (1,230,163)  (14,533,042)     (1,137)      (12,749)
                                ----------  ------------  ----------  ------------
Net increase -- Class A.......     211,696     2,431,738      19,768       215,955
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   1,757,768    20,543,109   1,836,692    20,531,210
Reinvestment of dividends and
 distributions................     248,547     2,893,624     258,186     2,861,804
Redeemed......................  (2,278,600)  (26,605,134) (3,021,905)  (33,503,964)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......    (272,285)   (3,168,401)   (927,027)  (10,110,950)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     214,953     2,508,753      39,106       436,157
Reinvestment of dividends and
 distributions................       4,684        54,432       2,244        24,855
Redeemed......................     (23,213)     (270,072)     (4,536)      (49,355)
                                ----------  ------------  ----------  ------------
Net increase -- Class C.......     196,424     2,293,113      36,814       411,657
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................      77,208       899,680      22,073       245,062
Reinvestment of dividends and
 distributions................      22,264       258,744      10,368       116,868
Acquisition of Morgan Stanley
 Dean Witter Multi-State
 Municipal Series Trust -- New
 York Series .................      -            -           916,653    10,197,330
Redeemed......................    (106,841)   (1,245,391)    (55,154)     (619,334)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class D......................      (7,369)      (86,967)    893,940     9,939,926
                                ----------  ------------  ----------  ------------
Net increase in Fund..........     128,466  $  1,469,483      23,495  $    456,588
                                ==========  ============  ==========  ============

9. Acquisition of Multi-State Municipal Series Trust -- New York Series
On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- New York Series ("New York Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of New York Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 916,653 Class D shares of the Fund at a net asset value of $11.12 per share for 983,898 shares of New York Series. The net assets of the Fund and New York Series immediately before the acquisition were $119,539,566,

Morgan Stanley New York Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

and $10,197,330, respectively, including unrealized appreciation of $168,897 for New York Series. Immediately after the acquisition, the combined assets of the Fund amounted to $129,736,896.

10. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $570,511 increase in the cost of securities and a corresponding $570,511 increase to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $87,281; decrease unrealized appreciation by $87,198; and decrease net realized gains by $83. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $11.56           $10.89           $11.90           $12.16              $12.02
                             ------           ------           ------           ------              ------
Income (loss) from
 investment operations:
  Net investment
   income................      0.53(5)          0.53             0.53             0.55                0.24
  Net realized and
   unrealized gain
   (loss)................     (0.06)(5)         0.66            (1.00)            0.13                0.14
                             ------           ------           ------           ------              ------
Total income (loss) from
 investment operations...      0.47             1.19            (0.47)            0.68                0.38
                             ------           ------           ------           ------              ------
Less dividends and
 distribution from:
  Net investment
   income................     (0.53)           (0.52)           (0.52)           (0.55)              (0.24)
  Net realized gain......     (0.03)           -                (0.02)           (0.39)             -
                             ------           ------           ------           ------              ------
Total dividends and
 distributions...........     (0.56)           (0.52)           (0.54)           (0.94)              (0.24)
                             ------           ------           ------           ------              ------

Net asset value, end of
 period..................    $11.47           $11.56           $10.89           $11.90              $12.16
                             ======           ======           ======           ======              ======
Total Return+............      4.08%           11.29%           (4.03)%           5.68%               3.24%(1)
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................      0.94%(3)(4)      0.96%(3)(4)      0.89%(4)         0.93%(3)(4)         0.92%(2)
Net investment income....      4.50%(4)(5)      4.78%(4)         4.58%(4)         4.50%(4)            4.78%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $3,084             $661             $408             $393                 $94
Portfolio turnover
 rate....................        11%              21%               3%              24%                 10%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(5) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.06%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
Financial Highlights CONTINUED

                                                   FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------
                              2001             2000             1999             1998             1997*
                           -----------      -----------      -----------      -----------      -----------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....   $  11.60         $  10.91         $  11.92         $  12.16         $  11.71
                            --------         --------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................       0.47(3)          0.47             0.46             0.49             0.51
  Net realized and
   unrealized gain
   (loss)................      (0.10)(3)         0.69            (0.99)            0.15             0.45
                            --------         --------         --------         --------         --------
Total income (loss) from
 investment operations...       0.37             1.16            (0.53)            0.64             0.96
                            --------         --------         --------         --------         --------
Less dividends and
 distributions from:
  Net investment
   income................      (0.46)           (0.47)           (0.46)           (0.49)           (0.51)
  Net realized gain......      (0.03)           -                (0.02)           (0.39)           -
                            --------         --------         --------         --------         --------
Total dividends and
 distributions...........      (0.49)           (0.47)           (0.48)           (0.88)           (0.51)
                            --------         --------         --------         --------         --------

Net asset value, end of
 period..................   $  11.48         $  11.60         $  10.91         $  11.92         $  12.16
                            ========         ========         ========         ========         ========
Total Return+............       3.26%           10.90%           (4.58)%           5.32%            8.43%
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................       1.46%(1)(2)      1.47%(1)(2)      1.48%(2)         1.44%(1)(2)      1.43%(1)
Net investment income....       3.99%(2)(3)      4.27%(2)         3.99%(2)         3.99%(2)         4.33%
Supplemental Data:
Net assets, end of
 period, in thousands....   $117,519         $121,867         $124,774         $162,659         $169,868
Portfolio turnover
 rate....................         11%              21%               3%              24%              10%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.06%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
Financial Highlights CONTINUED

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $11.57           $10.89           $11.90           $12.14              $12.02
                             ------           ------           ------           ------              ------
Income (loss) from
 investment operations:
  Net investment
   income................      0.47(5)          0.47             0.46             0.48                0.22
  Net realized and
   unrealized gain
   (loss)................     (0.09)(5)         0.68            (0.99)            0.15                0.12
                             ------           ------           ------           ------              ------
Total income (loss) from
 investment operations...      0.38             1.15            (0.53)            0.63                0.34
                             ------           ------           ------           ------              ------
Less dividends and
 distribution from:
  Net investment
   income................     (0.46)           (0.47)           (0.46)           (0.48)              (0.22)
  Net realized gain......     (0.03)           -                (0.02)           (0.39)             -
                             ------           ------           ------           ------              ------
Total dividends and
 distributions...........     (0.49)           (0.47)           (0.48)           (0.87)              (0.22)
                             ------           ------           ------           ------              ------

Net asset value, end of
 period..................    $11.46           $11.57           $10.89           $11.90              $12.14
                             ======           ======           ======           ======              ======
Total Return+............      3.33%           10.81%           (4.60)%           5.30%               2.83%(1)
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................      1.46%(3)(4)      1.47%(3)(4)      1.48%(4)         1.44%(3)(4)         1.40%(2)
Net investment income....      3.99%(4)(5)      4.27%(4)         3.99%(4)         3.99%(4)            4.12%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $3,557           $1,318             $840             $765                $108
Portfolio turnover
 rate....................        11%              21%               3%              24%                 10%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(5) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.06%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
Financial Highlights CONTINUED

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 11.58          $ 10.90          $11.91           $12.15              $12.02
                             -------          -------          ------           ------              ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.56(5)          0.55            0.55             0.58                0.26
  Net realized and
   unrealized gain
   (loss)................      (0.10)(5)         0.68           (1.00)            0.15                0.13
                             -------          -------          ------           ------              ------
Total income (loss) from
 investment operations...       0.46             1.23           (0.45)            0.73                0.39
                             -------          -------          ------           ------              ------
Less dividends and
 distribution from:
  Net investment
   income................      (0.55)           (0.55)          (0.54)           (0.58)              (0.26)
  Net realized gain......      (0.03)           -               (0.02)           (0.39)             -
                             -------          -------          ------           ------              ------
Total dividends and
 distributions...........      (0.58)           (0.55)          (0.56)           (0.97)              (0.26)
                             -------          -------          ------           ------              ------

Net asset value, end of
 period..................    $ 11.46          $ 11.58          $10.90           $11.91              $12.15
                             =======          =======          ======           ======              ======
Total Return+............       4.04%           11.64%          (3.87)%           6.12%               3.27%(1)
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................       0.71%(3)(4)      0.72%(3)(4)     0.73%(4)         0.69%(3)(4)         0.66%(2)
Net investment income....       4.74%(4)(5)      5.02%(4)        4.74%(4)         4.74%(4)            5.04%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $10,285          $10,475            $116              $82                 $32
Portfolio turnover
 rate....................         11%              21%              3%              24%                 10%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(5) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.06%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley New York Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Tax-Free Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter New York Tax-Free Income Fund, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Tax-Free Income Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 8, 2002

                      2001 Federal Tax Notice (unaudited)

       During the year ended December 31, 2001 the Fund paid to its shareholders $0.53 per share from tax-exempt income.

       For the year ended December 31, 2001 the Fund paid to shareholders $0.026 per share from long-term capital gains.

Morgan Stanley New York Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                             Term of                                                      Portfolios in
                                           Office and                                                          Fund
                           Position(s)      Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                           Overseen
   Independent Trustee     Registrant        Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (60)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly Vice Chairman of Kmart Corporation
Independent Trustees                                      (December 1998-October 2000), Chairman and
1675 Broadway                                             Chief Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November 1998)
                                                          and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (67)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly associated with the Allstate
Independent Trustees                                      Companies (1966-1994), most recently as
1675 Broadway                                             Chairman of The Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and Chief
                                                          Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (60)         Director of Weirton Steel
c/o Mayer, Brown & Platt   Corporation.
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (67)       Director of The PMI Group Inc.
c/o Mayer, Brown & Platt   (private mortgage insurance);
Counsel to the             Trustee and Vice Chairman of The
Independent Trustees       Field Museum of Natural History;
1675 Broadway              director of various other business
New York, NY               and charitable organizations.

Morgan Stanley New York Tax-Free Income Fund
Trustee and Officer Information CONTINUED

                                                                                                           Number of
                                            Term of                                                      Portfolios in
                                           Office and                                                         Fund
                           Position(s)     Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                          Overseen
   Independent Trustee     Registrant       Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(52)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown & Platt                 April 1994      Committee and Director or Trustee of the
Counsel to the                                           Morgan Stanley Funds and the TCW/DW Term
Independent Trustees                                     Trusts; formerly Executive Vice President
1675 Broadway                                            and Chief Investment Officer of the Home
New York, NY                                             Insurance Company (August 1991-September
                                                         1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(52)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown & Platt   Company (telecommunications
Counsel to the             company).
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley New York Tax-Free Income Fund
Trustee and Officer Information CONTINUED

Interested Trustees:

                                                                                                                  Number of
                                                      Term of                                                   Portfolios in
                                Position(s)         Office and                                                  Fund Complex
Name, Age and Address of         Held with           Length of                                                   Overseen by
   Management Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------   -------------------   ---------------  -------------------------------------------  -------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief             129
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (53)       Trustee               Trustee since    Senior Adviser of Morgan Stanley (since             129
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley           129
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/
                                                                   or officer of various Morgan Stanley
                                                                   subsidiaries.


Name, Age and Address of
   Management Trustee      Other Directorships Held by Trustee
-------------------------  -----------------------------------
Charles A. Fiumefreddo     None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)     Director of American Airlines, Inc.
1585 Broadway              and its parent company, AMR
New York, NY               Corporation.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley New York Tax-Free Income Fund
Trustee and Officer Information CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (46)                      Vice President, Secretary and        Vice President, Secretary and
c/o Morgan Stanley Trust             General Counsel                      General Counsel since February 1997
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Thomas F. Caloia (55)                Treasurer                            Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Joseph R. Arcieri (53)               Vice President                       Since February 1997
1221 Avenue of the Americas
New York, New York
Dennis Pietrzak (57)                 Vice President                       Since October 2001
1 Parkview Plaza
Oakbrook Terrace, Illinois
Timothy Haney (34)                   Vice President                       Since October 2001
1 Parkview Plaza
Oakbrook Terrace, Illinois


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (46)                      General Counsel (since May 2000) and
c/o Morgan Stanley Trust             Managing Director (since December 2000) of
Harborside Financial Center,         Morgan Stanley Investment Management;
Plaza Two                            Managing Director (since December 2000),
Jersey City, NJ                      and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (55)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Joseph R. Arcieri (53)               Executive Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and/or its
New York, New York                   investment management affiliates for over 5
                                     years.
Dennis Pietrzak (57)                 Executive Director and Portfolio Manager of
1 Parkview Plaza                     the Investment Manager and/or its
Oakbrook Terrace, Illinois           investment management affiliates for over 5
                                     years.
Timothy Haney (34)                   Vice President and Portfolio Manager of the
1 Parkview Plaza                     Investment Manager and/or its investment
Oakbrook Terrace, Illinois           management affiliates for over 5 years.

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Joseph R. Arcieri
Vice President
Dennis Pietrzak
Vice President
Timothy Haney
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[GRAPHIC]

Morgan Stanley
New York Tax-Free
Income Fund

Annual Report
December 31, 2001